Commitments and Contingencies - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Provision for losses on contingent liabilities	₸ 35	₸ 39